ICON FLEXIBLE BOND FUND
Portfolio of Investments
March 31, 2023

Security Description	Shares	Value
Common Stock (1.12%)

Financial (1.12%)
Annaly Capital Management Inc	18,810	$359,459
Barings BDC Inc	45,000	357,300
Goldman Sachs BDC Inc	88,996	1,214,795
Main Street Capital Corp#	1,020	40,249

Total Common Stock (Cost $2,098,493)		1,971,803

Corporate Debt (74.18%)

Basic Materials (0.56%)
Arconic Corp, 6.125%, 2/15/2028 (144A)	1,000,000	984,863

Communications (6.91%)
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	4,315,000	3,562,852
DISH Network Corp, 11.750%, 11/15/2027 (144A)	1,000,000	962,500
Hughes Satellite Systems Corp, 5.250%, 8/1/2026	3,000,000	2,845,800
Hughes Satellite Systems Corp, 6.625%, 8/1/2026	250,000	236,160
Uber Technologies Inc, 8.000%, 11/1/2026 (144A)	1,500,000	1,537,845
The Walt Disney Co, 7.750%, 2/1/2024#	3,000,000	3,074,251
Total Communications		12,219,408

Consumer, Cyclical (22.98%)
Abercrombie & Fitch Management Co, 8.750%, 7/15/2025 (144A)#	1,000,000	1,007,724
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 9/22/2027	1,336,809	1,181,570
American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 9/22/2023	914,776	899,283
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 1/15/2024	694,457	679,889
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	338,165	291,600
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 2/15/2025	4,702,500	4,527,264
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	1,172,200	972,451
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	1,965,091	1,758,320
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 7/11/2030	2,387,500	2,093,270
Beazer Homes USA Inc, 6.750%, 3/15/2025	1,000,000	982,514
G-III Apparel Group Ltd, 7.875%, 8/15/2025 (144A)	850,000	801,125
The Goodyear Tire & Rubber Co, 9.500%, 5/31/2025	1,500,000	1,541,342
IHO Verwaltungs GmbH, 4.750%, 9/15/2026 (144A)	1,000,000	890,586
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 11/15/2027	3,608,582	3,605,177
JetBlue 2020-1 Class B Pass Through Trust, 7.750%, 11/15/2028	2,347,063	2,347,277
MGM Resorts International, 6.750%, 5/1/2025	2,500,000	2,519,008
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	2,125,000	2,118,158
SeaWorld Parks & Entertainment Inc, 8.750%, 5/1/2025 (144A)#	355,000	364,516
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 8.000%, 9/20/2025 (144A)	1,500,000	1,503,750
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	5,098,151	4,399,783
United Airlines 2018-1 Class B Pass Through Trust, 4.600%, 3/1/2026	1,013,955	957,462
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	3,004,160	2,648,274
US Airways 2011-1 Class A Pass Through Trust, 7.125%, 10/22/2023	2,536,872	2,531,437
Total Consumer, Cyclical		40,621,780

Consumer, Non-cyclical (6.38%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	1,250,000	1,212,388
Conagra Brands Inc, 7.125%, 10/1/2026	1,150,000	1,219,881
HCA Inc, 5.875%, 2/15/2026	1,000,000	1,013,463
McKesson Corp, 7.650%, 3/1/2027	2,000,000	2,148,512
Spectrum Brands Inc, 5.750%, 7/15/2025#	1,500,000	1,480,773
Varex Imaging Corp, 7.875%, 10/15/2027 (144A)	4,300,000	4,211,685
Total Consumer, Non-cyclical		11,286,702

Energy (3.75%)
Andeavor LLC, 5.125%, 12/15/2026	4,000,000	3,951,710
EQM Midstream Partners LP, 7.500%, 6/1/2027 (144A)	1,000,000	1,003,980
Hess Corp, 7.300%, 8/15/2031	1,500,000	1,670,814
Total Energy		6,626,504

Financial (21.12%)
Bank of America Corp, 5.200%(a),(b)	7,364,000	7,138,475
Citigroup Inc, 5.350%(a),(b)	3,308,000	3,192,666
Credit Acceptance Corp, 6.625%, 3/15/2026#	2,600,000	2,425,451
Fidelity & Guaranty Life Holdings Inc, 5.500%, 5/1/2025 (144A)	1,000,000	996,494
Fifth Third Bancorp, 5.100%, 06/30/2023(a),(b)	500,000	433,012
Fifth Third Bancorp, 3M US LIBOR + 3.129%, 05/30/2023#,(a),(b)	6,718,000	6,073,157
First-Citizens Bank & Trust Co, 6.125%, 3/9/2028	2,000,000	1,945,996
Greystar Real Estate Partners LLC, 5.750%, 12/1/2025 (144A)	1,250,000	1,217,575
Hunt Cos Inc, 5.250%, 4/15/2029 (144A)	1,000,000	781,492
Nationwide Mutual Insurance Co, 3M US LIBOR + 2.290%, 12/15/2024 (144A)(a)	3,000,000	2,987,748
OneMain Finance Corp, 6.125%, 3/15/2024	1,000,000	977,500
The PNC Financial Services Group Inc, 4.850%(a),(b)	1,350,000	1,285,962
Principal Financial Group Inc, 3M US LIBOR + 3.044%, 5/15/2055(a)	6,262,000	6,215,638
Prudential Financial Inc, 5.200%, 3/15/2044(a)	1,750,000	1,662,500
Total Financial		37,333,666

Industrial (6.02%)
Cascades Inc/Cascades USA Inc, 5.375%, 1/15/2028 (144A)	2,000,000	1,899,480
Fluor Corp, 3.500%, 12/15/2024#	688,000	671,227
Fortress Transportation and Infrastructure Investors LLC, 5.500%, 5/1/2028 (144A)	2,000,000	1,824,680
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (144A)	1,646,000	1,647,095
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (144A)	1,500,000	1,582,635
MasTec Inc, 6.625%, 8/15/2029 (144A)	1,250,000	1,118,750
Vontier Corp, 2.950%, 4/1/2031	1,500,000	1,193,691
WESCO Distribution Inc, 7.125%, 6/15/2025 (144A)	688,000	699,373
Total Industrial		10,636,931

Technology (4.55%)
Dell International LLC / EMC Corp, 6.100%, 7/15/2027	4,612,000	4,840,627
Dell Inc, 7.100%, 4/15/2028	3,000,000	3,204,460
Total Technology		8,045,087

Utilities (1.91%)
Calpine Corp, 5.250%, 6/1/2026 (144A)	703,000	685,413
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,380,430
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,310,673
Total Utilities		3,376,516

Total Corporate Debt (Cost $136,769,896)		131,131,460

Asset Backed Securities (1.46%)
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	3,000,000	2,579,357

Total Asset Backed Securities (Cost $2,905,578)		2,579,357

Preferred Stock (11.01%)
Argo Group US Inc, 6.500%	440,748	9,771,380
Bank of America Corp, 7.250%#	900	1,050,984
Capital One Financial Corp, 5.000%	26,434	532,645
Equity Commonwealth, 6.500%	196,478	4,909,985
Raymond James Financial Inc, 6.375%	72,338	1,800,493
Wells Fargo & Co, 7.500%	1,189	1,398,561
Total Preferred Stock (Cost $20,330,382)		19,464,048

Investment Companies (10.93%)

Mutual Funds (9.74%)
abrdn Income Credit Strategies	447,567	2,985,272
Blackstone Strategic Credit 2027 Term Fund	65,257	694,987
Highland Income Fund	227,104	1,996,244
RiverNorth Capital and Income	129,492	1,998,062
Templeton Global Income Fund	1,535,179	6,754,788
Vertical Capital Income Fund	284,544	2,791,377
Total Mutual Funds		17,220,730

Money Market Funds (1.19%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 4.65%)	2,100,423	2,100,423

Total Investment Companies (Cost $20,110,578)		19,321,153

Collateral Received For Securities on Loan (6.56%)
First American Government Obligations Fund - Class X (Cost $11,603,790)	11,603,790	11,603,790

Total Investments (Cost $193,818,716) (105.26%)		$186,071,608
Liabilities in Excess of Other Assets (-5.26%)		(9,290,139)
Net Assets (100.00%)		$176,781,469

* Non-income producing security.

# Loaned security; a portion of the security is on loan at March 31, 2023 in the aggregate of amount of $11,367,203

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2023, these securities had a total aggregate market value of $37,310,315, which represented approximately 21.11% of net assets.

(a) Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2023 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(b) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.